Note 9 - Short-Term Loan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]

9. Short-Term Loan

In December 2024 the Company entered into a short-term loan facility to finance its 2025 Insurance Premium. The total amount available and drawn down under the facility is $697,284. The facility is repayable in nine monthly instalments which commenced in January 2025 and has an effective annual interest rate of 1.84%. The short-term borrowing is secured by proceeds of or payable under any insurance including proceeds or refunds from the cancellation or termination of any insurance.

In December 2023 the Company entered into a short-term loan facility to finance its 2024 Insurance Premium. The total amount available and drawn down under the facility is $911,082. The facility is repayable in nine monthly instalments which commenced in January 2024 and has an effective annual interest rate of 1.99%. The short-term borrowing is secured by proceeds of or payable under any insurance including proceeds or refunds from the cancellation or termination of any insurance.